Subsequent Events (Details Textual) - USD ($)												1 Months Ended																													3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 08, 2016	Mar. 07, 2016	Dec. 08, 2015	Oct. 06, 2015	Nov. 13, 2014	Sep. 09, 2014	Sep. 08, 2014	Aug. 13, 2014	May. 15, 2014	Apr. 07, 2014	Aug. 12, 2013	Feb. 29, 2016	Jan. 31, 2016	Dec. 23, 2015	Sep. 30, 2015	Sep. 22, 2015	Sep. 02, 2015	Jul. 31, 2015	Jul. 20, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 17, 2015	Jan. 31, 2015	Dec. 31, 2014	Oct. 31, 2014	Sep. 17, 2014	Aug. 31, 2014	Jul. 28, 2014	Jul. 22, 2014	Jan. 23, 2014	Dec. 23, 2013	Dec. 17, 2013	Nov. 30, 2013	Oct. 31, 2013	Oct. 25, 2013	Oct. 21, 2013	Sep. 18, 2013	Aug. 28, 2013	May. 30, 2013	Apr. 16, 2013	Jan. 31, 2016	Jan. 31, 2016	Jan. 31, 2015	Jul. 31, 2015	Jul. 31, 2014	Mar. 25, 2016	Mar. 21, 2016
Subsequent Event [Line Items]
Stock to Be Issued																																									75,000
Stock Issued During Period, Shares, Purchase of Assets																																									10,746
Stock Issued During Period, Value, Issued for Services										$ 15,049	$ 15,000							$ 5,840		$ 8,994	$ 141,130		$ 19,720	$ 91,258			$ 44,723			$ 20,651	$ 21,750		$ 66,500	$ 15,750	$ 13,382	$ 9,036	$ 22,500	$ 35,000				$ 456,483		$ 311,665	$ 213,967
Stock Issued During Period, Shares, Issued for Services										3,762	3,750							800		1,232	20,900		5,000	24,015			7,846			3,333	3,750		12,500	3,750	3,346	2,259	3,750	5,000
Deferred Revenue, Additions				$ 618,000										$ 715,500		$ 1,600,000												$ 111,470	$ 3,000,000														$ 1,000,000
Percentage Interest In Asset			0.75%	0.824%	2.06723%	0.98%	0.88891%	0.84469%	1.50%					0.954%		2.1333%			0.50%			1.97609%	1.50%		0.98%	1.00%		0.22294%	6.00%			0.50%							1.50%	6.00%			1.50%
Proceeds from (Payments for) Other Financing Activities			$ 500,000		$ 1,033,614	$ 500,000	$ 444,530	$ 422,344	$ 300,000										$ 250,000			$ 988,043			$ 500,000	$ 500,000						$ 250,000							$ 150,000	$ 600,000
Consuntant [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Other																																												10,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Value, Issued for Services																	$ 50,000
Stock Issued During Period, Shares, Issued for Services																	10,000
Deferred Revenue, Additions																$ 1,600,000
Percentage Interest In Asset				0.824%												2.1333%	1.00%
Proceeds from (Payments for) Other Financing Activities				$ 618,000													$ 535,000
Shares, Issued																																														15,715	9,000
Subsequent Event [Member] | Aegis Therapeutics, LLC [Member]
Subsequent Event [Line Items]
Stock to Be Issued				75,000
Stock Issued During Period, Shares, Other				13,697
Subsequent Event [Member] | Consuntant [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Value, Issued for Services		$ 2,500,000
Stock Issued During Period, Shares, Issued for Services	3,582											5,500
Subsequent Event [Member] | Executive Officer [Member]
Subsequent Event [Line Items]
Proceeds from (Payments for) Other Financing Activities															$ 151,191
Related Party Transaction, Rate													10.00%		6.00%
Related Party Transaction Penalty Rate													4.00%																												4.00%	4.00%